Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 79,036	490,381	259,033	259,515	$ (1,389)	(8,613)	(17,599)	(11,493)
Net cash provided (used in) by investing activities	46,265	287,055	(133,540)	(659,290)	49,100	304,646	20,827	(153,651)
Net cash provided (used in) by financing activities	(93,341)	(579,144)	77,722	255,932	(51,948)	(322,317)	187,455	163,177
Exchange rate effect on cash	(427)	(2,643)	4,436	147	1,027	6,317	(2,946)	399
Net increase (decrease) in cash	31,533	195,649	207,651	(143,696)	(3,210)	(19,913)	187,737	(1,568)
Cash at beginning of year	45,617	283,033	75,382	219,078	31,435	195,038	7,301	8,869
Cash at end of year	$ 77,150	478,682	283,033	75,382	$ 28,225	175,125	195,038	7,301